Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Income Before Income Taxes

The components of the Company’s income before income taxes for the six months ended June 30, 2025 and 2026 are as follows:

	For the Six Months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)

Domestic (Cayman Islands)	$(1,674)	$(1,177)
Federal	(338)	(1)
Foreign	61	(59,618)
Total loss before income taxes	$(1,951)	$(60,796)

Schedule of Deferred Income Tax Assets

The principal components of the Group’s deferred income tax assets are as follows:

	As of December 31,	As of June 30,
	2025	2026
		(unaudited)
Deferred tax assets:
Net operating loss carry forwards	$4,386	$6,267
Valuation allowance	(4,386)	(6,267)
Total deferred tax assets, net	$—	$—

Schedule of Income Tax Expenses	Income tax expenses are as follows:
	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Income tax expenses:
Current	$5	$—
Deferred	—	—
	$5	$—